Long-Term Borrowings - Description of group borrowing arrangements (Details)									12 Months Ended
	Dec. 19, 2025 USD ($)	Jun. 17, 2025 USD ($) tranche	May 08, 2025 USD ($) installment item	Jun. 20, 2024 USD ($)	May 21, 2024 USD ($)	Jan. 29, 2024 USD ($)	Mar. 21, 2022 USD ($)	Feb. 10, 2018 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2024 USD ($) installment	Sep. 08, 2023 USD ($) installment tranche	Jun. 27, 2023 USD ($) installment	May 23, 2022 USD ($) installment tranche	Apr. 18, 2022 USD ($)	Feb. 11, 2018 USD ($)
Long-Term Borrowings
Gain from modification of loans										$ 1,828,959
Loss on debt extinguishment									$ 1,383,768
SOFR
Long-Term Borrowings
Adjustment to interest rate basis									2.22%
$125.7 Million Secured Term Loan Facility - Nissos Kythnos and Nissos Donoussa
Long-Term Borrowings
Agreement amount															$ 125,700,000
Number of tranches | tranche															2
Number of quarterly repayment installments | installment															28
Amount of final balloon payment															$ 39,835,000
$125.7 Million Secured Term Loan Facility - Nissos Kythnos and Nissos Donoussa | First eight quarterly Installments
Long-Term Borrowings
Amount of quarterly installment															750,000
$125.7 Million Secured Term Loan Facility - Nissos Kythnos and Nissos Donoussa | Twenty quarterly installments after first eight installments
Long-Term Borrowings
Amount of quarterly installment															$ 850,000
$125.7 Million Secured Term Loan Facility - Nissos Kythnos and Nissos Donoussa | SOFR
Long-Term Borrowings
Adjustment to interest rate basis					1.65%										2.50%
$113.0 Million Secured Term Loan Facility - Kimolos, Folegandros and Nissos Keros
Long-Term Borrowings
Agreement amount														$ 113,000,000
Number of quarterly repayment installments | installment														20
Amount of quarterly installment														$ 2,200,000
Amount of final balloon payment														$ 69,000,000
$113.0 Million Secured Term Loan Facility - Kimolos, Folegandros and Nissos Keros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis														1.90%
$84.0 Million Secured Term Loan Facility - Nissos Sikinos and Nissos Sifnos
Long-Term Borrowings
Agreement amount													$ 84,000,000
Number of tranches | tranche													2
Number of quarterly repayment installments | installment													24
Amount of quarterly installment													$ 787,500
Amount of final balloon payment													$ 23,100,000
$84.0 Million Secured Term Loan Facility - Nissos Sikinos and Nissos Sifnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis													1.85%
$34.7 Million Secured Term Loan Facility - Milos
Long-Term Borrowings
Agreement amount												$ 34,700,000
Number of quarterly repayment installments | installment												24
Amount of quarterly installment												$ 725,000
Amount of final balloon payment												$ 17,300,000
$34.7 Million Secured Term Loan Facility - Milos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis												1.75%
$31.1 Million Secured Term Loan Facility - Poliegos
Long-Term Borrowings
Agreement amount				$ 31,110,000
Term of instrument				6 years
Amount of quarterly installment				$ 780,000
Amount of final balloon payment				$ 12,440,000
$31.1 Million Secured Term Loan Facility - Poliegos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis				1.60%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko
Long-Term Borrowings
Agreement amount								$ 167,500,000
Agreement amount, excluding non-cash element								$ 150,520,000
Bareboat vessel charter period								180 months
Charter hire, non-cash amount								$ 1,734
Prepaid hire amount								9,500,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Minimum
Long-Term Borrowings
Amount of purchase option								14,200,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Maximum
Long-Term Borrowings
Amount of purchase option								49,800,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First five years from delivery date
Long-Term Borrowings
Charter hire, cash amount								18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year six after delivery date
Long-Term Borrowings
Charter hire, cash amount								$ 18,350
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First two years from delivery date
Long-Term Borrowings
Charter hire, cash amount																	$ 18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year five after delivery date
Long-Term Borrowings
Charter hire, cash amount																	17,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of three months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis								0.26161%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of twelve months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis								0.71513%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko
Long-Term Borrowings
Declared purchase option amount									$ 47,100,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | Years three and four after delivery date
Long-Term Borrowings
Charter hire, cash amount																	23,336
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | SOFR
Long-Term Borrowings
Adjustment to interest rate basis									5.49%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia
Long-Term Borrowings
Declared purchase option amount									$ 47,100,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | Years three and four after delivery date
Long-Term Borrowings
Charter hire, cash amount																	$ 25,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | SOFR
Long-Term Borrowings
Adjustment to interest rate basis									5.49%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Long-Term Borrowings
Agreement amount							$ 194,000,000
Agreement amount, excluding non-cash element							$ 145,500,000
Bareboat vessel charter period							84 months
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period before commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount							$ 909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period after commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount							909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | After first but prior to seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option							$ 72,750,000
Purchase option as percentage of purchase price							75.00%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | On seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option							$ 40,921,875
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period before commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate							2.60%
Charter hire, margin on variable rate							2.45%
Charter hire, credit adjustment on variable rate							0.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period after commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate							2.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi
Long-Term Borrowings
Agreement amount						$ 73,500,000
Bareboat vessel charter period						84 months
Charter hire, fixed amount						$ 1,200,000
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | After first but prior to seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option						$ 73,450,000
Purchase option as percentage of purchase price						65.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | SOFR
Long-Term Borrowings
Charter hire, price on variable rate						1.90%
$35.1 Million Unsecured Sponsor Loan
Long-Term Borrowings
Agreement amount																$ 35,100,000
Agreement amount per tranche																$ 17,600,000
Borrowings, fixed interest rate																3.50%
Borrowing, interest expense										413,952	$ 1,198,168
$65.0 Million Secured Term Loan Facility - Nissos Kea
Long-Term Borrowings
Agreement amount		$ 65,000,000
Term of instrument		7 years
Number of quarterly repayment installments | tranche		28
Amount of quarterly installment		$ 900,000
Amount of final balloon payment		$ 39,800,000
$65.0 Million Secured Term Loan Facility - Nissos Kea | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.35%
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi
Long-Term Borrowings
Agreement amount			$ 130,000,000
Number of borrowings advances made | item			2
Minimum cash collateral deposit for reduced interest rate			$ 1,000,000
Term of instrument			7 years
Number of quarterly repayment installments | installment			28
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis			1.40%
Adjustment to interest rate basis when cash collateral is provided			0.60%
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi | Nissos Nikouria
Long-Term Borrowings
Agreement amount			$ 66,000,000
Amount of quarterly installment			900,000
Amount of final balloon payment			40,800,000
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi | Nissos Nikouria | SOFR
Long-Term Borrowings
Adjustment to interest rate basis									1.40%
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi | Nissos Anafi
Long-Term Borrowings
Agreement amount			64,000,000
Amount of quarterly installment			1,000,000
Amount of final balloon payment			$ 36,000,000
$130.0 Million Secured Term Loan Facility - Nissos Nikouria and Nissos Anafi | Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis									1.40%
$60.0 Million Secured Term Loan Facility - Nissos Kythnos
Long-Term Borrowings
Agreement amount					$ 60,000,000
Term of instrument					6 years
Amount of quarterly installment					$ 1,041,000.000
Amount of final balloon payment					$ 35,024,000.000
Potential decrease or increase in margin, subject to meeting certain sustainability linked targets					0.05%
$60.0 Million Secured Term Loan Facility - Nissos Kythnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis					1.40%
$45.0 Million Secured Term Loan Facility - Nissos Piperi
Long-Term Borrowings
Agreement amount	$ 45,000,000
Minimum cash collateral deposit for reduced interest rate	$ 1,000,000
Term of instrument	7 years
Amount of quarterly installment	$ 525,000
Amount of final balloon payment	$ 30,300,000
$45.0 Million Secured Term Loan Facility - Nissos Piperi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.30%
Adjustment to interest rate basis when cash collateral is provided	0.50%
$45.0 Million Secured Term Loan Facility - Nissos Serifopoula
Long-Term Borrowings
Agreement amount	$ 45,000,000
Term of instrument	8 years
Amount of quarterly installment	$ 525,000
Amount of final balloon payment	$ 28,200,000
$45.0 Million Secured Term Loan Facility - Nissos Serifopoula | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.30%
Adjustment to interest rate basis when cash collateral is provided	0.50%
$194.0 Million Sale and Leaseback Agreements and $125.7 Million Secured Term Loan Facility
Long-Term Borrowings
Financial liabilities with contractual cash flows modified during reporting period, before modification										191,300,000
Gain from modification of loans										$ 1,800,000
Refinanced sale and leaseback agreements for Nissos Kea, Nissos Nikouria and Nissos Anafi | Nissos Kea and Nissos Nikouria
Long-Term Borrowings
Loss on debt extinguishment									$ 1,100,000
Refinanced sale and leaseback agreements for Nissos Kea, Nissos Nikouria and Nissos Anafi | Nissos Anafi
Long-Term Borrowings
Loss on debt extinguishment									$ 300,000